UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Highfields Capital Management LP
Address    John Hancock Tower
           200 Clarendon Street, 59th Floor
           Boston, MA 02116

Form 13F File Number:    028-03499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Joseph F. Mazzella
Title   General Counsel
Phone   (617) 850-7500

Signature, Place, and Date of Signing:

/s/ Joseph F. Mazzella       Boston, Massachusetts       August 14, 2012
----------------------       ---------------------       ---------------
[Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
Form 13F Information Table Entry Total:      79
Form 13F Information Table Value Total:      7,152,574   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
---  --------------------  ----
1    028-04629             Jonathon S. Jacobson

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106    27717    406282 SH       OTHER   01            406282 0        0
AETNA INC NEW                  COM              00817Y108    44073   1136780 SH       OTHER   01           1136780
ALLSCRIPTS HEALTHCARE SOLUTN   COM              01988P108    13116   1199999 SH       OTHER   01           1199999
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    52120   2000000 SH  CALL OTHER   01           2000000
ANADARKO PETE CORP             COM              032511107   282208   4262965 SH       OTHER   01           4262965
AON PLC                        SHS CL A         G0408V102    16279    348000 SH       OTHER   01            348000
BANK OF AMERICA CORPORATION    *W EXP 01/16/201 060505104    35088   9939905 SH       OTHER   01           9939905
BARRICK GOLD CORP              COM              067901108    28178    750000 SH  CALL OTHER   01            750000
BENEFICIAL MUTUAL BANCORP IN   COM              08173R104     8636   1000640 SH       OTHER   01           1000640
BLACKROCK INC                  COM              09247X101   105398    620643 SH       OTHER   01            620643
BP PLC                         SPONSORED ADR    055622104    20270    500000 SH  CALL OTHER   01            500000
BP PLC                         SPONSORED ADR    055622104    27899    688180 SH       OTHER   01            688180
CANADIAN NAT RES LTD           COM              136385101   283482  10558000 SH       OTHER   01          10558000
CARTER INC                     COM              146229109   172011   3270163 SH       OTHER   01           3270163
CERNER CORP                    COM              156782104    33957    410800 SH  PUT  OTHER   01            410800
CERNER CORP                    COM              156782104    30218    365570 SH       OTHER   01            365570
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305   120205   1696127 SH       OTHER   01           1696127
CHESAPEAKE ENERGY CORP         COM              165167107    27900   1500000 SH  PUT  OTHER   01           1500000
CITIGROUP INC                  COM NEW          172967424    22905    835650 SH       OTHER   01            835650
COCA COLA ENTERPRISES INC NE   COM              19122T109    56080   2000000 SH       OTHER   01           2000000
CORELOGIC INC                  COM              21871D103   149221   8149719 SH       OTHER   01           8149719
DIRECTV                        COM CL A         25490A101   612883  12553932 SH       OTHER   01          12553932
FIDELITY NATL INFORMATION SV   COM              31620M106    29655    870156 SH       OTHER   01            870156
FORD MTR CO DEL                *W EXP 01/01/201 345370860    38708  34561080 SH       OTHER   01          34561080
GASLOG LTD                     SHS              G37585109    13436   1323764 SH       OTHER   01           1323764
GENCO SHIPPING & TRADING LTD   SHS              Y2685T107     1525    500000 SH  CALL OTHER   01            500000
GENCO SHIPPING & TRADING LTD   SHS              Y2685T107     1526    500200 SH       OTHER   01            500200
GENWORTH FINL INC              COM CL A         37247D106   143540  25360440 SH       OTHER   01          25360440
GOOGLE INC                     CL A             38259P508    87011    150000 SH       OTHER   01            150000
HERITAGE FINL GROUP INC        COM              42726X102      483     37500 SH       OTHER   01             37500
HESS CORP                      COM              42809H107    26070    600000 SH  CALL OTHER   01            600000
HILLSHIRE BRANDS CO            COM              432589109    32272   1113204 SH       OTHER   01           1113204
HILLTOP HOLDINGS INC           COM              432748101    21895   2123622 SH       OTHER   01           2123622
ILLUMINA INC                   COM              452327109    89895   2225683 SH       OTHER   01           2225683
INGERSOLL-RAND PLC             COM              G47791101   105450   2500000 SH       OTHER   01           2500000
INTL PAPER CO                  COM              460146103    14715    509000 SH       OTHER   01            509000
INVESCO LTD                    SHS              G491BT108   333045  14736500 SH       OTHER   01          14736500
IRON MTN INC                   COM              462846106   216682   6574100 SH       OTHER   01           6574100
ISHARES TR                     RUSL 2000 GROW   464287648    76835    840000 SH       OTHER   01            840000
ISHARES TR                     RUSSELL MIDCAP   464287499    17859    169500 SH       OTHER   01            169500
PENNEY J C INC                 COM              708160106    58275   2500000 SH       OTHER   01           2500000
KIMBERLY CLARK CORP            COM              494368103    41885    500000 SH  PUT  OTHER   01            500000
KRAFT FOODS INC                CL A             50075N104    80121   2074600 SH       OTHER   01           2074600
LAZARD LTD                     SHS A            G54050102    16445    632738 SH       OTHER   01            632738
LENDER PROCESSING SVCS INC     COM              52602E102    60845   2406856 SH       OTHER   01           2406856
LIFE TECHNOLOGIES CORP         COM              53217V109    13497    300000 SH       OTHER   01            300000
MASTERCARD INC                 CL A             57636Q104    86839    201900 SH  CALL OTHER   01            201900
MGM RESORTS INTERNATIONAL      NOTE  4.250% 4/1 55303QAE0    10163  10000000 PRN      OTHER   01          10000000
MONSTER WORLDWIDE INC          COM              611742107    18752   2206093 SH       OTHER   01           2206093
JPMORGAN CHASE & CO            COM              46625H100   262811   7355473 SH       OTHER   01           7355473
NABORS INDUSTRIES LTD          SHS              G6359F103    69370   4817357 SH       OTHER   01           4817357
NEWS CORP                      CL A             65248E104   832875  37365400 SH       OTHER   01          37365400
NORTHEAST BANCORP              COM NEW          663904209     2722    317286 SH       OTHER   01            317286
OPKO HEALTH INC                COM              68375N103     7360   1600000 SH       OTHER   01           1600000
ORACLE CORP                    COM              68389X105    29700   1000000 SH  CALL OTHER   01           1000000
ORACLE CORP                    COM              68389X105   128475   4325750 SH       OTHER   01           4325750
PENNYMAC MTG INVT TR           COM              70931T103     9865    500000 SH       OTHER   01            500000
POST HLDGS INC                 COM              737446104    23195    754308 SH       OTHER   01            754308
RALCORP HLDGS INC NEW          COM              751028101   129016   1933119 SH       OTHER   01           1933119
ROCK-TENN CO                   CL A             772739207    17497    320750 SH       OTHER   01            320750
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    88187   3566000 SH       OTHER   01           3566000
SLM CORP                       COM              78442P106   718721  45749254 SH       OTHER   01          45749254
SPDR DOW JONES INDL AVRG ETF   UT SER 1         78467X109    17190    133700 SH       OTHER   01            133700
SPDR S&P 500 ETF TR            TR UNIT          78462F103    66192    485739 SH       OTHER   01            485739
SYMETRA FINL CORP              COM              87151Q106    56240   4456436 SH       OTHER   01           4456436
TARGET CORP                    COM              87612E106    13335    229168 SH       OTHER   01            229168
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    45345   1149728 SH       OTHER   01           1149728
WENDYS CO                      COM              95058W100    16721   3542547 SH       OTHER   01           3542547
TIME WARNER CABLE INC          COM              88732J207   201855   2458645 SH       OTHER   01           2458645
TYCO INTERNATIONAL LTD         SHS              H89128104    44275    837750 SH       OTHER   01            837750
UNITEDHEALTH GROUP INC         COM              91324P102   137472   2349946 SH       OTHER   01           2349946
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    33558    840000 SH       OTHER   01            840000
VERISIGN INC                   COM              92343E102   199115   4570000 SH  CALL OTHER   01           4570000
VERTEX PHARMACEUTICALS INC     COM              92532F100    21728    388558 SH       OTHER   01            388558
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    15615    554100 SH       OTHER   01            554100
VULCAN MATLS CO                COM              929160109    14159    356567 SH       OTHER   01            356567
WILLIAMS COS INC DEL           COM              969457100    10828    375714 SH       OTHER   01            375714
WILLIAMS SONOMA INC            COM              969904101    79487   2273000 SH       OTHER   01           2273000
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100    52397   4242675 SH       OTHER   01           4242675